Loans and financing	12 Months Ended
Dec. 31, 2023
Loans and financing.
Loans and financing
17.	Loans and financing

The Company issued, four series of debentures, the first series containing 500 bonds maturing between November 2023 and May 2024, the second series containing 1,450 bonds maturing between May 2025 and May 2027., the third containing 190,000 bonds maturing between May 2025 and May 2028, and the fourth containing 500,000 bonds maturing between November 2028 and November 2030.

The nominal value for all the issued bonds is R$ 1,000.00.

The covenants from the issued debentures are disclosed and further explained in Note 8.

The debentures are not convertible into shares.

a) Breakdown

			December 31,	December 31,
Type	Interest rate	Maturity	2023	2022
Debentures	CDI+2.45% until CDI+3.2% p.a	Nov/23 to May/28	2,181,819	1,620,246

Current			151,120	131,158
Non-current			2,030,699	1,489,088

b) Variation

	Loans and financing
	2023	2022
As of January 1,	1,620,246	-
New issuances (i)	675,828	1,905,851
Accrued interest	264,313	165,881
Payment of principal	(100,869)	(296,262)
Payment of interests	(277,699)	(155,254)
As of December 31,	2,181,819	1,620,246

(i)	The first and second series were issued during the year 2022 and the third and fourth series were issued during 2023. The difference between the face value of the debentures issued and the value presented in the movement are the transaction costs recognized in the amount of R$ 14,172 in 2023 and R$ 44,149 in 2022.